Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	March 31,	September 30,
	2025	2024

Accrued compensation and benefits	$2,415	$1,770
Accrued professional fees	417	340
Accrued interest	185	177
Deferred revenue	895	1,076
Committed equity facility fees	1,553	1,553
Unpaid Merger-related transaction costs	1,090	1,090
RaGE Earn-out	3,452	2,098
Other	2,053	2,221
Total accrued expenses and other current liabilities	$12,060	$10,325

Accrued expenses and other current liabilities consist of the following:

	September 30,
	2024	2023

Accrued compensation and benefits	$1,770	$2,841
Accrued professional fees	340	273
Accrued interest	177	304
Deferred revenue	1,076	138
Committed equity facility fees	1,553	-
Unpaid Merger-related transaction costs	1,090	-
RaGE Earnout	2,098	-
Other	2,221	963
Total accrued expenses and other current liabilities	$10,325	$4,519